Financial instruments - Derivative financial instruments valuation (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instruments
Current Assets	€ 11,810	€ 39,761
Current Liabilities	(11,702)	(25,516)
Derivatives not designated as hedging instruments
Derivative financial instruments
Total Assets	113,713	132,406
Total Liabilities	(111,954)	(116,197)
Derivatives not designated as hedging instruments | Foreign exchange contracts
Derivative financial instruments
Current Assets	11,279	37,743
Current Liabilities	(9,520)	(21,415)
Non-current Liabilities		(119)
Derivatives not designated as hedging instruments | Derivatives embedded in the Convertible Bonds
Derivative financial instruments
Non-current Liabilities	(102,434)	(94,663)
Derivatives not designated as hedging instruments | Share Options to secure the Convertible Bonds
Derivative financial instruments
Non-current Assets	102,434	94,663
Designated as cash flow hedges | Derivatives designated as hedging instruments
Derivative financial instruments
Total Assets	561	2,035
Total Liabilities	(3,209)	(5,591)
Designated as cash flow hedges | Derivatives designated as hedging instruments | Foreign exchange contracts
Derivative financial instruments
Current Assets	531	2,018
Non-current Assets	30	17
Current Liabilities	(2,182)	(4,101)
Non-current Liabilities	(11)	(76)
Designated as cash flow hedges | Derivatives designated as hedging instruments | Interest rate contracts
Derivative financial instruments
Non-current Liabilities	€ (1,016)	€ (1,414)